Annual Total Returns [BarChart] - TCW Conservative Allocation Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(0.04%)
Annual Return 2012	11.43%
Annual Return 2013	10.04%
Annual Return 2014	6.15%
Annual Return 2015	1.31%
Annual Return 2016	1.46%
Annual Return 2017	8.84%
Annual Return 2018	(3.12%)
Annual Return 2019	14.81%
Annual Return 2020	14.24%